Shareholder Report, Holdings (Details)	Dec. 31, 2025
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Autopistas Metropolitanas de Puerto Rico, 6.75%, due 06/30/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Municipal Electric Authority of Georgia, 7.06%, due 04/01/57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | FNMA Pool AR5162, 3.50%, due 05/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Metropolitan Transportation Authority, 7.34%, due 11/15/39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Louisville & Jefferson County Metropolitan, 6.25%, due 05/15/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	58.34%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.08%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	19.17%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.83%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	12.18%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | Mortgage-Backed Securites [Member]
Holdings [Line Items]
Percent of Total Investments	6.99%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A | U.S. Municipals - Others [Member]
Holdings [Line Items]
Percent of Total Investments	11.92%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Holdings [Line Items]
Percent of Total Investments	100.00%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Autopistas Metropolitanas de Puerto Rico, 6.75%, due 06/30/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Municipal Electric Authority of Georgia, 7.06%, due 04/01/57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | FNMA Pool AR5162, 3.50%, due 05/01/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Metropolitan Transportation Authority, 7.34%, due 11/15/39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Louisville & Jefferson County Metropolitan, 6.25%, due 05/15/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | AA [Member]
Holdings [Line Items]
Percent of Total Investments	58.34%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.08%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.78%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	19.17%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.83%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	12.18%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | Mortgage-Backed Securites [Member]
Holdings [Line Items]
Percent of Total Investments	6.99%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P | U.S. Municipals - Others [Member]
Holdings [Line Items]
Percent of Total Investments	11.92%